                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ECT INVESTMENTS, INC.
Address:    P.O. BOX 1792
            HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GARY J. HICKERSON
Title:   MANAGING DIRECTOR
Phone:   713-853-7617

Signature, Place, and Date of Signing:

      /s/ GARY J. HICKERSON         HOUSTON, TEXAS         November 14, 2000
      ---------------------         --------------         -----------------
           [Signature]              [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      74

Form 13F Information Table Value Total:     $209494
                                          (thousands)



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                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE    SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT RN  CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
ABRAXAS PETE CORP                     COM        003830106   2548     657691 SH         SOLE         01        657691    0     0
----------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                           COM        021441100    477      10000 SH         SOLE         01         10000    0     0
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                 COM        025537101    328       8400 SH         SOLE         01          8400    0     0
----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                      ACES C DP 1/50  037411600   2578      50000 SH         SOLE         01         50000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ART TECHNOLOGY GROUP INC              COM        04289L107   2179      23000 SH         SOLE         01         23000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                           COM        044204105   1415      42000 SH  CALL   SOLE         01         42000    0     0
----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                           COM        073325102   1090      14000 SH         SOLE         01         14000    0     0
----------------------------------------------------------------------------------------------------------------------------------
BINDVIEW DEV CORP                     COM        090327107    340      45000 SH         SOLE         01         45000    0     0
----------------------------------------------------------------------------------------------------------------------------------
BLUE MARTINI SOFTWARE INC             COM        095698106    914      27000 SH         SOLE         01         27000    0     0
----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP                COM        165167107   2450     340900 SH         SOLE         01        340900    0     0
----------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                          COM        190441105   4744      64000 SH         SOLE         01         64000    0     0
----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                     ZONES CV2% PCS  200300507   3172      47000 SH         SOLE         01         47000    0     0
----------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC, DEL                 COM        200693109   1570      20000 SH         SOLE         01         20000    0     0
----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC            SB NT CV 4.25%06 207142AB6  13400       7000 PRN        SOLE         01          7000    0     0
----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                            CLB        208251405   3232     120000 SH         SOLE         01        120000    0     0
----------------------------------------------------------------------------------------------------------------------------------
CTS CORP                              COM        126501105   1012      20000 SH         SOLE         01         20000    0     0
----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW           SRDBCV ZR0144A20 25179MAC7   2403       5000 PRN        SOLE         01          5000    0     0
----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING INC   DEB ZR0 CV144A20 25271CAB8  11041      22000 PRN        SOLE         01         22000    0     0
----------------------------------------------------------------------------------------------------------------------------------
DIGITAL IS INC DEL               SUB NT CV 6%05  25385NAA9   1740       3000 PRN        SOLE         01          3000    0     0
----------------------------------------------------------------------------------------------------------------------------------
E PIPHANY INC                         COM        26881V100    847      11000 SH         SOLE         01         11000    0     0
----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL INC                       COM        281020107    193      10000 SH         SOLE         01         10000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ELASTIC NETWORKS                      COM        284159100    557      40000 SH         SOLE         01         40000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ENCAL ENERGY LTD                      COM        29250D107    693     110000 SH         SOLE         01        110000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP, NEW                     COM        29364G103   1061      28500 SH         SOLE         01         28500    0     0
----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                         COM        302571104   2228      33900 SH         SOLE         01         33900    0     0
----------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICTNS LTD        COM        G3930H104    431      50000 SH   PUT   SOLE         01         50000    0     0
----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                        COM        406216101   3342      68300 SH         SOLE         01         68300    0     0
----------------------------------------------------------------------------------------------------------------------------------
INPUT/OUTPUT INC                      COM        457652105    481      50000 SH         SOLE         01         50000    0     0
----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES                 SUB NT CV5.25%06 465754AF6   7756       3000 PRN        SOLE         01          3000    0     0
----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP                    COM        577914104    343      12768 SH         SOLE         01         12768    0     0
----------------------------------------------------------------------------------------------------------------------------------

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                                      -4-

----------------------------------------------------------------------------------------------------------------------------------
MCLEODUSA INC                         CL A       582266102    858      60000 SH         SOLE         01         60000    0     0
----------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE CORP              COM        589405109   2978      19000 SH         SOLE         01         19000    0     0
----------------------------------------------------------------------------------------------------------------------------------
METROMEDIA FIBER NETWORK INC           CL        591689104   1021      42000 SH         SOLE         01         42000    0     0
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                        COM        594918104   2406      39900 SH         SOLE         01         39900    0     0
----------------------------------------------------------------------------------------------------------------------------------
MONTANA POWER CO                      COM        612085100    667      20000 SH         SOLE         01         20000    0     0
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NETIQ CORP                            COM        64115P102   1970      30000 SH         SOLE         01         30000    0     0
----------------------------------------------------------------------------------------------------------------------------------
NOBLE AFFILIATES INC,                 COM        654894104   2988      80500 SH         SOLE         01         80500    0     0
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NOBLE DRILLING CORP                   COM        655042109    396       7900 SH         SOLE         01          7900    0     0
----------------------------------------------------------------------------------------------------------------------------------
NORDIC AMERICAN TANKER                COM        G65773106   1362      63000 SH         SOLE         01         63000    0     0
SHIPPING
----------------------------------------------------------------------------------------------------------------------------------
NUEVO FING I                      TECONS SER A   670511203   1196      46000 SH         SOLE         01         46000    0     0
----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX                  COM        67481E106   1610     104300 SH         SOLE         01        104300    0     0
----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                             COM        69331C108    604      25000 SH         SOLE         01         25000    0     0
----------------------------------------------------------------------------------------------------------------------------------
PPL CORP                              COM        69351T106    730      17500 SH         SOLE         01         17500    0     0
----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP           COM        744573106    670      15000 SH         SOLE         01         15000    0     0
----------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC                    COM        74834T103    950      15300 SH         SOLE         01         15300    0     0
----------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL INC         COM        749121109   1547      32200 SH         SOLE         01         32200    0     0
----------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWARE CORP         SUB NT CONV 5% 07 75409PAC7  10375       5000 PRN        SOLE         01          5000    0     0
----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC                    COM        75952J108   1627      35000 SH         SOLE         01         35000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SDL INC                               COM        784076101   1855       6000 SH         SOLE         01          6000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SANMINA CORP                    SUB NTCV 4.25%04 800907AB3  24200      11000 PRN        SOLE         01         11000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SANTA FE INTL CORP                    ORD        G7805C108   3717      82500 SH         SOLE         01         82500    0     0
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SEACOR SMIT INC                       COM        811904101   1235      26500 SH         SOLE         01         26500    0     0
----------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                        COM        826170102   1335      12000 SH         SOLE         01         12000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC                        COM        832110100    734       9000 SH         SOLE         01          9000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE TECHNOLOGIES INC             COM        834040107    922      40300 SH         SOLE         01         40300    0     0
----------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                  SR LYON ZERO 20  834182AK3   6756      10000 PRN        SOLE         01         10000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SONICWALL INC                         COM        835470105   1211      42500 SH         SOLE         01         42500    0     0
----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                           COM        842587107    486      15000 SH         SOLE         01         15000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                            COM        86764P109   4041     150000 SH  CALL   SOLE         01        150000    0     0
----------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                            COM        86764P109   1888      70100 SH         SOLE         01         70100    0     0
----------------------------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING MARSHALL ISLND        COM        Y8564W103   2196      46800 SH         SOLE         01         46800    0     0
----------------------------------------------------------------------------------------------------------------------------------
TELECOM HLDRS TR                DEPOSITORY RCPT  87927P200   4306      65000 SH         SOLE         01         65000    0     0
----------------------------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION SYS       SB NT CV 144A 07 880775AA9   4095       6000 PRN        SOLE         01          6000    0     0
----------------------------------------------------------------------------------------------------------------------------------

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                                      -5-

----------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWARE INC                    COM        88632Q103   2279      27000 SH         SOLE         01         27000    0     0
----------------------------------------------------------------------------------------------------------------------------------
TIDEWATER INC                         COM        886423102   4873     107100 SH         SOLE         01        107100    0     0
----------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                            COM        891490302   1559      50000 SH  CALL   SOLE         01         50000    0     0
----------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                            COM        891490302   8217     263500 SH         SOLE         01        263500    0     0
----------------------------------------------------------------------------------------------------------------------------------
TYCOM LTD                             COM        G9144B106   2609      68000 SH         SOLE         01         68000    0     0
----------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND SHAMROCK CORP        COM        904000106   5534     218100 SH         SOLE         01        218100    0     0
----------------------------------------------------------------------------------------------------------------------------------
USX  MARATHON GROUP                   COM        902905827   2607      91900 SH         SOLE         01         91900    0     0
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW                COM        91913Y100   8789     249800 SH         SOLE         01        249800    0     0
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW                COM        91913Y100   1759      50000 SH  CALL   SOLE         01         50000    0     0
----------------------------------------------------------------------------------------------------------------------------------
WATCHGUARD TECHNOLOGIES INC           COM        941105108   2160      36000 SH         SOLE         01         36000    0     0
----------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                        COM        94768C108   1611      14000 SH         SOLE         01         14000    0     0
----------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                 74 DATA RECORDS             209494
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